Consolidated statements of cash flows - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net earnings	$ 171,842,000	$ 360,816,000
Adjustments for:
Depreciation and amortization	280,702,000	220,324,000
Deferred sales	61,180,000	(21,468,000)
Unrealized loss (gain) on derivatives	149,629,000	(61,658,000)
Share-based compensation	6,775,000	3,692,000
Loss on disposal of assets	1,042,000	2,188,000
Finance costs	147,171,000	115,869,000
Finance income	(21,228,000)	(111,670,000)
Share of loss (earnings) from equity-accounted investees	10,844,000	(154,462,000)
Other income	(307,000)	(546,000)
Foreign exchange gains	(65,517,000)	(15,692,000)
Other operating income	(37,683,000)	(7,509,000)
Income tax expense	84,874,000	126,337,000
Interest received	21,228,000	113,797,000
Income taxes received (paid)	(38,486,000)	70,372,000
Dividends from equity-accounted investee	185,447,000	113,642,000
Other operating items	(52,225,000)	(65,896,000)
Net cash provided by operations	905,288,000	688,136,000
Investing activities
Additions to property, plant and equipment	(211,635,000)	(153,631,000)
Acquisition	0	(3,028,977,000)
Decrease in short-term investments	0	1,136,687,000
Decrease in long-term receivables, investments and other	4,816,000	1,000,000
Proceeds from sale of property, plant and equipment	377,000	69,000
Net cash used in investing	(206,442,000)	(2,044,852,000)
Financing activities
Increase in long-term debt	497,022,000	816,582,000
Decrease in long-term debt	(1,041,590,000)	0
Interest paid	(88,818,000)	(40,798,000)
Proceeds from issuance of shares, stock option plan	16,656,000	27,537,000
Lease principal payments	(2,051,000)	(2,430,000)
Dividends paid	(69,641,000)	(52,079,000)
Net cash provided by (used in) financing	(688,422,000)	748,812,000
Increase (decrease) in cash and cash equivalents, during the year	10,424,000	(607,904,000)
Exchange rate changes on foreign currency cash balances	23,229,000	31,039,000
Cash and cash equivalents, beginning of year	566,809,000	1,143,674,000
Cash and cash equivalents, end of year	600,462,000	566,809,000
Cash and cash equivalents is comprised of:
Cash	204,715,000	229,732,000
Cash equivalents	$ 395,747,000	$ 337,077,000